DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income [Line Items]
Net earned premiums	£ 2,714	£ 7,930
6311 Life Insurance [Member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income [Line Items]
Gross premiums	2,564	7,355
Net earned premiums	2,491	7,187
6311 Life Insurance [Member] | Life and pensions [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income [Line Items]
Gross premiums	2,198	6,273
6311 Life Insurance [Member] | Annuities [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income [Line Items]
Gross premiums	366	1,082
6311 Life Insurance [Member] | Ceded reinsurance premiums [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income [Line Items]
Gross premiums	(73)	(168)
Non-life insurance contracts [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance premium income [Line Items]
Net earned premiums	£ 223	£ 743